Direct Costs (Tables)	12 Months Ended
Dec. 31, 2019
Direct Costs
Schedule of direct costs

	2019	2018	2017
	USD	USD	USD
Employee costs and related benefits	3,074,727	2,808,702	1,518,794
Depreciation (note 8)	5,785,745	5,716,063	692,528
Spare parts and consumables used (note 9)	788,792	592,471	50,891
Insurance	323,702	377,053	31,304
Others	229,499	113,071	2,292

	10,202,465	9,607,360	2,295,809